Other revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Revenues from cards (a)	R$ 135,260	R$ 150,401	R$ 102,863
Foreign exchange revenues	88,708	99,780	24,667
Capital gains of other revenue	41,785	66,363	29,330
Revenue from sale of goods	20,600	17,032	0
Other values of other revenues	89,335	54,886	33,222
Other revenues	R$ 375,688	R$ 388,462	R$ 190,082